INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest and Similar Income [Abstract]
Interest on loans		S/ 10,170,680	S/ 10,027,834	S/ 10,664,519
Interest on investments at fair value through other comprehensive income	[1]	1,152,542	1,097,952	1,070,469
Interest on investments at amortized cost	[2]	323,689	226,516	194,803
Interest on investments at fair value through profit or loss		50,562	47,696	46,170
Interest on due from banks	[3]	49,637	74,813	320,713
Dividends received		40,637	25,603	25,259
Other interest and similar income		62,659	47,234	59,731
Total		11,850,406	11,547,648	12,381,664
Interest and Similar Expense [Abstract]
Interest on deposits and obligations	[4]	(865,474)	(1,188,335)	(1,458,910)
Interest on bonds and notes issued		(800,801)	(883,913)	(900,172)
Interest on due to banks and correspondents	[5]	(435,426)	(557,141)	(590,908)
Deposit Insurance Fund		(213,741)	(183,132)	(151,626)
Interest on lease liabilities		(27,374)	(32,295)	(36,484)
Other interest and similar expense		(145,610)	(131,490)	(151,813)
Total		S/ (2,488,426)	S/ (2,976,306)	S/ (3,289,913)
Percentage of increase in inflation		6.43%	1.97%
Increase in nominal amounts of generating yield investments		S/ 130,200

[1]	The increase corresponds mainly to a higher yield on investments indexed by the Constant Updating Value (VAC), due to the increase in inflation, 6.43 percent in 2021 compared to 1.97 percent in 2020.
[2]	The variation corresponds mainly to the increase in nominal amounts, in sovereign bonds, generating a yield of S/130.2 million in these investments.
[3]	During the year 2021, the item suffered a decrease that is mainly due to a significant drop in the interest rate remunerated by the BCR to the ordinary reserve accounts. See Note 4
[4]	The variation corresponds mainly to a decrease in interest on time and demand deposits as a result of lower rates offered in the market, as well as a reduction in CTS deposits after the government liberalized access to these funds.
[5]	During the year 2021, the balance of loans from international funds and collateralized repurchase agreements have decreased; as well as interest rates that have generated a lower interest accrual in the 2021 period.